SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-          SHAREHOLDERS’ EQUITY

a.
Ordinary shares:

The ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation. On August 13, 2024, an Extraordinary Meeting of the General Shareholders of the Company was held, during which a resolution was approved to change the par value of the Company’s ordinary shares from 0.3 NIS per share to zero (0) NIS per share. Following this resolution, all references to share capital in the Company’s financial statements, regulatory filings, and related disclosures reflect ordinary shares with a par value of zero. This change has no impact on the number of shares outstanding or on the rights attached to the shares. At the same meeting, the shareholders also approved to increase the Company’s authorized share capital to 2,500,000 shares, with no Par value and to amend the Company’s articles of association.

b.	Share activity:

On July 14, 2023, the Company sold to a certain institutional investor (“the investor”) an aggregate of 4,914 ordinary shares in a registered direct offering at a purchase price of $216.00 per share, and pre-funded warrants to purchase up to 7,637 ordinary shares at a purchase price of $215.99, resulting in gross proceeds of approximately $2.7 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 12,551 ordinary shares in a concurrent private placement.

On July 18, 2023, the Company sold to the investor an aggregate of 6,042 ordinary shares in a registered direct offering at a purchase price of $216.00 per share, and pre-funded warrants to purchase up to 902 ordinary shares at a purchase price of $215.99, resulting in gross proceeds of approximately $1.5 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 6,944 ordinary shares in a concurrent private placement.

The Company determined that the ordinary share warrants issued in July 2023 (the “Common Warrants”) were not indexed to the Company’s own ordinary shares and also, the investor possessed a right to receive any additional consideration that investors of common shares may be entitled to upon a fundamental transaction (as defined in the agreement), therefore were precluded from equity classification. The Common Warrants were measured at fair value at inception and in subsequent reporting periods with changes in fair value recognized as financial income or expense as change in fair value of warrant liabilities in the period of change in the statements of comprehensive loss. The Company had recorded the value of the warrants that were issued in the July 2023 transactions as a long-term liability. The Company used the Black-Scholes option pricing model to calculate the valuation with standard deviation of 85.45%, which was based on a share price of $216.00 and a risk-free rate of 4.0%. The valuation of the warrants was $131.52 on July 14, 2023, and $124.08 on July 18, 2023, which resulted in a total valuation of the warrants of $2.5 million as of July 2023. The Company revalued these warrants as of December 28, 2023, prior to the exercise, with standard deviation of 93.49%, which was based on a share price of $74.64 and a risk-free rate of 3.87%. Each warrant valuation was $40.32, which resulted in a total valuation of the warrants of $0.8 million. The change of $1.7 million was recorded as finance income.

On December 28, 2023, the Company entered into an inducement offer letter agreement, or the Inducement Letter, with the investor, of certain of the Company’s existing warrants to purchase up to (i) 12,551 ordinary shares issued on July 14, 2023 at an exercise price of $216.00 per ordinary share, or the July 14 Warrants, and (ii) 6,944 ordinary shares issued on July 18, 2023 at an exercise price of $216.00 per ordinary share, or the July 18 Warrants and together with the July 14, Warrants, the Existing Warrants.

Pursuant to the Inducement Letter, the investor agreed to exercise for cash its Existing Warrants to purchase an aggregate of 19,495 ordinary shares at a reduced exercise price of $68.4 per ordinary share, resulting in gross proceeds to the Company of approximately $1.3 million, and net proceeds of approximately $1 million, in consideration of the Company’s agreement to issue new warrants to purchase American Depositary Shares (“ADS”), or the New Warrants to purchase up to an aggregate of 38,990 ordinary shares at an exercise price of $68.4 per ordinary shares. The valuation of the New Warrants on the grant date was $2.2 million. According to the agreement, the Company recorded a loss of $1.5 million which is included in the financial expenses in the statement of comprehensive loss. As of December 31, 2023 the Company issued 7,083 shares out of the 19,495 shares that the investor paid for, leaving the investor with the right to receive an additional 12,412 shares. On March 12, 2024 the Company issued 5,079 ordinary shares and On April 9, 2024, the Company issued the remaining 7,333 ordinary shares. As of December 31, 2024 all the prefunded shares that were registered on December 31, 2023 were issued to the investor. In addition, the Company issued 1,365 warrants to the broker with an exercise price of $85.44 per ordinary share. The valuation of the warrants on the grant date was $73.

On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 38,991 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $68.40 per share to $19.20 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 38,991 warrants, the fair value of the warrants was increased by 177 which the company recorded and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The Company sold an aggregate of (i) 18,646 of its ordinary shares (the “April 2024 Shares”), (ii) 189,688 prefunded warrants to purchase 189,688 ordinary shares (the “Prefunded Warrants”), and (iii) 208,335 warrants to purchase 208,335 ordinary shares (the “Investor Warrants”), at a purchase price of $19.20 per April 2024 Share and accompanying Investor Warrant, and $19.199 per Prefunded Warrant and accompanying Investor Warrant, and (iv) 14,583 warrants to purchase 14,583 ordinary shares at a purchase price of $24.00 were issued to the underwriter resulting in gross proceeds of approximately $4.0 million. The net proceeds from the transaction were $3.3 million. During 2024 upon the exercise of the Prefunded Warrants, the Company issued to the investors 189,688 ordinary shares. The Prefunded Warrants and the Investor Warrants were classified as equity.

On September 10, 2024, Company entered into an inducement offer letter agreement with certain holders of the Company’s existing warrants to purchase up to (i) 38,990 of the December 2023 Warrants, and (ii) 208,335 of the April 2024 Warrants. The exercise price of the 247,325 warrants was reduced from $19.20 to $6.40. Pursuant to the September inducement, each holder respectively agreed to exercise for cash its April 2024 Warrants and December 2023 Warrants to purchase an aggregate of 247,325 of the Company’s ordinary shares at a reduced exercise price of $6.40 per ordinary share in consideration of the Company’s agreement to issue to the holders new warrants, as described below, to purchase up to an aggregate of 494,650 ordinary shares, at an exercise price of $6.40 per ordinary share. As a result of the aforementioned events, the fair value of the warrants increased by $712 which the company recorded and offset in the same amount, in the additional paid in capital. Out of the $712 increase in fair value, 475 is due to the change of the exercise price of the warrants. The Company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The remaining $237 of the increase in the fair value of the warrants is due to the issuance of the new warrants at an exercise price of $6.40. The Company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The Company received aggregate gross proceeds of approximately $1.58 million from the exercise of the April 2024 Warrants and December 2023 Warrants by the holders, before deducting placement agent fees and other offering expenses payable by the Company. On December 18, 2024, certain holders exercised 494,650 warrants with an exercise price of $6.40 per ordinary share and the Company issued 494,650 ordinary shares, resulting in gross proceeds of approximately $3.17 million.

Between October 24, 2024, and December 31, 2024, the Company issued 343,202 ordinary shares through an At-the-Market (ATM) offering, generating gross proceeds of approximately $1.35 million.

c.	Warrants and warrants units:

The following table summarizes the warrants and warrants units outstanding as of December 31, 2024:

Type	Issuance Date	Number of warrants	Exercise price(*)	Exercisable through
Warrants to underwriters	September 3, 2020	125,000	$2,400.0	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$2,112.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$2,112.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$1,104.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$1,214.4	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$85.4	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$24.0	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$8.0	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$8.0	December 18, 2029

TOTAL		4,083,472

(*) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).

d.	Share-based compensation:

1.	The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). During 2024, the 2008 Plan has expired, and no additional grants may be made.

2.	The 2019 Plan

On July 2, 2019, the Board of Directors approved the adoption of the 2019 Plan. Under the 2019 Plan, the Company may grant its officers, directors, employees and consultants share options of the Company. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 2,250 shares to two current board members, and to the chairman of the board of directors. Each recipient received a grant of options to purchase 750 ordinary shares of the Company, at an exercise price of $141.36 per share. Fifty percent of the options vested upon grant, with the remaining shares vesting on a quarterly basis over three years so that 94 Options shall vest on the expiry of each quarter thereafter, provided that on such date each of the serving directors, shall serve in such capacity. The options expire after ten years from their grant date. The Company determined the valuation of the options with these assumptions: average expected term 5.36 years, average risk-free interest rate of 3.85%, volatility of 90.43%, zero dividend yield is expected. The grant-date fair value was $76.80 for each option. The valuation of the option on the grant date was $174.

On July 18, 2024, Board of Directors approved the grant of 6,097 options to purchase an aggregate of 6,097 shares to the chairman of the board of directors, the vesting period was 25 percent on the grant day and a further 25 percent each three months after. In addition, a director was approved to get 917 options to purchase an aggregate of 917 shares these options were fully vested on the grant day, In addition three directors were granted each 917 options to purchase an aggregate of 917 shares (total 2,751 Options ) with terms of 50 percent are vested on the grant day and the rest is vested 6.25 percent every three months and additional grant of 1,167 options to purchase an aggregate of 1,167 shares to an employee that will be vested 8.33 percent every three months after the grant day. Each option included an exercise price of $6.0 per share, the options will be expired after ten years from their grant date. The Company determined the valuation of the options with these assumptions: average expected term 5.37 years, share price of 3.15, average risk-free interest rate of 4.68%, volatility of 97.24%, zero dividend yield is expected. The grant-date fair value was $2.72 for each option. The valuation of all the options on the grant date was $27.

On October 10, 2024, Board of Directors approved the grant of 917 options to purchase an aggregate of 917 shares to the chairman of the board of directors, all the options were fully vested on the grant day. In addition, a director was granted with 639 options to purchase an aggregate of 639 shares fully vested on the grant day, in addition a grant of 6,000 options to purchase an aggregate of 6,000 shares fully vested on the grant day to few employees. Each option included an exercise price of $6.0 per share, the options will be expired after ten years from their grant date. The Company determined the valuation of the options with these assumptions: average expected term 5.00 years, share price of 0.62, average risk-free interest rate of 4.68%, volatility of 97.24%, zero dividend yield is expected. The grant-date fair value was $0.45 for each option. The valuation of all the options on the grant date was $3.

As of December 31, 2024, the Company had 2,458 unvested options. The total unrecognized compensation cost of employee and directors’ options as of December 31, 2024, is $5.

The intrinsic value of share options outstanding as of December 31, 2024 was $0. The intrinsic value of share options exercisable as of December 31, 2023 was $2.

3.	The following tables summarizes information about options granted to employees and directors:

The 2008 Plan

Share options outstanding and exercisable to employees and directors under the 2008 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
USD
Options outstanding at beginning of year	642	$57.60	0.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(642)	57.60	-
Options outstanding at end of year	-	$-	-
Options exercisable at end of year	-	$-	-

The 2019 Plan

Share options outstanding and exercisable to employees and directors under the 2019 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
	USD
Options outstanding at beginning of year	7,837	$286.56	8.69
Changes during the year:
Options granted	18,488	6.00	9.65
Options expired	(3,773)	96.34	9.75
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	22,552	$88.32	9.17
Options exercisable at end of year	20,094	$94.59	9.15

4.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees in 2019 plan for the years ended on December 31, 2024, 2023 and 2022:
	2024	2023*	2022*
Expected term (years)	5.00-6.41	5.00-6.41	5.28-6.07
Risk-free interest rates	4.68%	3.82%-3.87%	2.69%-3.88%
Volatility	97.24%	90.43%	79.3%-82.6%
Dividend yield	-	-	-
Exercise price	$6.0	$5.89	$5.70-10.60

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.

The Company recognized $230, $731 and $1,104 during the years ended December 31, 2024, 2023 and 2022, respectively, as share-based compensation expenses which was included in general and administrative expenses, and $80, $73 and $285 during the years ended December 31, 2024, 2023 and 2022, respectively, as share-based compensation expense which was included in research and development expenses.